Note 15 - Retirement and Pension Plans (Details) - Actuarial Assumptions to Determine the Net Periodic Benefit Cost (Under Review)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Actuarial Assumptions to Determine the Net Periodic Benefit Cost (Under Review) [Abstract]
Discount rate	2.00%	2.00%	1.50%
Rate of compensation increases	2.00%	2.00%	2.00%
Expected long-term rate of return on plan assets	1.80%	1.80%	1.80%